Condensed Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory Reserve CNY (¥)	Statutory Reserve USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Total Ucommune International Ltd. shareholders’ equity CNY (¥)	Total Ucommune International Ltd. shareholders’ equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)			¥ 1,349,549		¥ 345		¥ (526,251)		¥ (206)		¥ 823,437		¥ 1,359		¥ 824,796
Balance (in Shares) | shares
Balance at Dec. 31, 2017			1,349,549		345		(526,251)		(206)		823,437		1,359		824,796
Balance (in Shares) at Dec. 31, 2017 | shares
Net loss							(429,592)				(429,592)		(15,563)		(445,155)
Foreign currency translation adjustment									(629)		(629)		(24)		(653)
Provision for statutory reserve					1,292		(1,292)
Business acquisitions													202,411		202,411
Capital contribution from shareholders			4,499								4,499				4,499
Capital contribution from noncontrolling shareholders													10,174		10,174
Balance at Dec. 31, 2018			1,354,048		1,637		(957,135)		(835)		397,715		198,357		596,072
Balance (in Shares) at Dec. 31, 2018 | shares
Balance (in Dollars)			1,354,048		1,637		(957,135)		(835)		397,715		198,357		596,072
Balance (in Shares) | shares
Issuance of ordinary shares	¥ 44		2,310,338								2,310,382				2,310,382
Issuance of ordinary shares (in Shares) | shares	62,811,334	62,811,334
Net loss							(791,150)				(791,150)		(15,523)		(806,673)
Foreign currency translation adjustment									(91)		(91)		22		(69)
Provision for statutory reserve					2,190		(2,190)
Business acquisitions			(17,078)								(17,078)		20,090		3,012
Acquisition of noncontrolling interests			(1,639)								(1,639)		(1,081)		(2,720)
Capital contribution from noncontrolling shareholders													4,110		4,110
Balance at Dec. 31, 2019	¥ 44		3,645,669		3,827		(1,750,475)		(926)		1,898,139		205,975		2,104,114
Balance (in Shares) at Dec. 31, 2019 | shares	62,811,334	62,811,334
Balance (in Dollars)	¥ 44		3,645,669		3,827		(1,750,475)		(926)		1,898,139		205,975		2,104,114
Balance (in Shares) | shares	62,811,334	62,811,334
Net loss							(186,255)				(186,255)		(3,225)		(189,480)
Foreign currency translation adjustment									1,041		1,041		11		1,052
Capital contribution from shareholders			9								9				9
Disposal of subsidiary													(2,887)		(2,887)
Balance at Jun. 30, 2020	¥ 44		3,645,678		3,827		(1,936,730)		115		1,712,934		199,874		1,912,808
Balance (in Shares) at Jun. 30, 2020 | shares	62,811,334	62,811,334
Balance at Dec. 31, 2019	¥ 44		3,645,669		3,827		(1,750,475)		(926)		1,898,139		205,975		2,104,114
Balance (in Shares) at Dec. 31, 2019 | shares	62,811,334	62,811,334
Net loss							(488,492)				(488,492)		(19,452)		(507,944)	$ (77,846)
Foreign currency translation adjustment									5,668		5,668		100		5,768
Provision for statutory reserve					1,238		(1,238)
Reverse recapitalization	¥ 7		33,888								33,895				33,895
Reverse recapitalization (in Shares) | shares	11,109,947	11,109,947
Equity financing through PIPE	¥ 4		350,646								350,650				350,650
Equity financing through PIPE (in Shares) | shares	6,030,670	6,030,670
Conversion of rights to ordinary shares
Conversion of rights to ordinary shares (in Shares) | shares	499,892	499,892
Stock-based compensation			200,453								200,453				200,453
Disposal of subsidiary													(1,320)		(1,320)
Balance at Dec. 31, 2020	¥ 55	$ 8	4,230,656	$ 648,376	5,065	$ 776	(2,240,205)	$ (343,326)	4,742	$ 727	2,000,313	$ 306,561	185,303	$ 28,399	2,185,616	334,960
Balance (in Shares) at Dec. 31, 2020 | shares	80,451,843	80,451,843
Balance (in Dollars)	¥ 44		3,645,678		3,827		(1,936,730)		115		1,712,934		199,874		1,912,808
Balance (in Shares) | shares	62,811,334	62,811,334
Balance (in Dollars)	¥ 55	$ 8	4,230,656	648,376	5,065	776	(2,240,205)	(343,326)	4,742	727	2,000,313	306,561	185,303	28,399	2,185,616	334,960
Balance (in Shares) | shares	80,451,843	80,451,843
Net loss							(298,122)				(298,122)		14,385		(283,737)	(43,944)
Foreign currency translation adjustment									(2,033)		(2,033)				(2,033)
Equity financing through underwritten public offering	¥ 4		93,311								93,315				93,315
Equity financing through underwritten public offering (in Shares) | shares	4,938,271	4,938,271
Issuance of Earn-out shares	¥ 1		(1)
Issuance of Earn-out shares (in Shares) | shares	2,000,000	2,000,000
Stock-based compensation			183,659								183,659				183,659
Disposal of subsidiary													(1,790)		(1,790)
Capital contribution from noncontrolling shareholders													24		24
Capital injection and acquisition of noncontrolling interests			6,521								6,521		(6,971)		(450)
Balance at Jun. 30, 2021	¥ 60	$ 9	4,514,146	699,152	5,065	784	(2,538,327)	(393,137)	2,709	420	1,983,653	307,228	190,951	29,575	2,174,604	336,803
Balance (in Shares) at Jun. 30, 2021 | shares	85,390,114	85,390,114
Balance (in Dollars)	¥ 60	$ 9	¥ 4,514,146	$ 699,152	¥ 5,065	$ 784	¥ (2,538,327)	$ (393,137)	¥ 2,709	$ 420	¥ 1,983,653	$ 307,228	¥ 190,951	$ 29,575	¥ 2,174,604	$ 336,803
Balance (in Shares) | shares	85,390,114	85,390,114